Related party transactions (Details)	Dec. 31, 2024 item
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer	6
Voting power on outstanding capital stock (as a percent)	67.92%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	3.05%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	71.04%
INEOS Limited
Related party transactions
Voting power on outstanding capital stock (as a percent)	28.96%
INEOS Limited | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.91%
INEOS Limited | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.96%